Cover Page	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	American Assets Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35030
Entity Tax Identification Number	27-3338708
Entity Address, Address Line One	3420 Carmel Mountain Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	350-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AAT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001500217